Ordinary Share Warrants (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2021
Temporary Equity [Line Items]
Total ordinary shares reserved (in shares)	35,918,966	40,808,751
2013 Equity Incentive Plan
Temporary Equity [Line Items]
Total ordinary shares reserved (in shares)			0
Options and RSUs | 2013 Equity Incentive Plan
Temporary Equity [Line Items]
Total ordinary shares reserved (in shares)	9,590,835	12,892,506
Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	499,500
Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	0
Warrants issued to customers | Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	499,500
Weighted-Average Exercise Price (in dollars per share)	$ 0.01
Warrants issued to customers | Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	0
Weighted-Average Exercise Price (in dollars per share)	$ 0